Annual Operating Expenses - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund - Fidelity New Millennium Fund	Jan. 28, 2023
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.07%
Total annual operating expenses	0.61%	[2]

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.